Cover	Mar. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2022
Entity File Number	001-40544
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Central Index Key	0001798749
Entity Tax Identification Number	83-1377888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Aerovate Therapeutics
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	930 Winter Street
Entity Address, City or Town	Suite M-500
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	443-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true